Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock Series A Previously Reported	Convertible Preferred Stock Series A	Convertible Preferred Stock Series B Previously Reported	Convertible Preferred Stock Series B	Common Stock Previously Reported	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Previously Reported	Total
Balance at Dec. 31, 2021		$ 12,367		$ 1,272				$ 114		$ (20,575)		$ (91)		$ (20,552)
Balance (in Shares) at Dec. 31, 2021		2,550,763		491,222		12,374
Stock-based compensation expense								2,897						2,897
Issuance of common stock and warrants, net of issuance costs								$ 13,765						$ 13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)						40,000
Issuance of series A convertible preferred stock, net of issuance costs (in Shares)		12,367,000						(12,367,000)						(12,367,000)
Common stock issued upon conversion of Series A preferred stock (in Shares)		(12,367,000)						12,367,000						12,367,000
Common stock issued upon conversion of Series A preferred stock (in Shares)		(2,550,763)				30,597
Common stock issued upon conversion of Series B preferred stock				$ (1,272)				$ 1,272						$ 1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)				(491,222)		3,070
Common stock issued upon conversion of debt								13,868						13,868
Common stock issued upon conversion of debt (in Shares)						49,443
Common stock issued for services								1,561						1,561
Common stock issued for services (in Shares)						4,976
Other comprehensive income (loss)												(9)		(9)
Net loss										(18,917)				(18,917)
Balance at Dec. 31, 2022							$ 45,844	45,844	$ (39,492)	(39,492)	$ (100)	(100)	$ 6,252	6,252
Balance (in Shares) at Dec. 31, 2022					140,460	140,640
Stock-based compensation expense								2,094						2,094
Release of restricted stock units
Release of restricted stock units (in Shares)						4,837
Issuance of common stock and warrants, net of issuance costs								1,644						1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)						125,000
Other comprehensive income (loss)												28		12
Net loss										(9,115)				(9,115)
Balance at Jun. 30, 2023								49,582		(48,607)		(72)		903
Balance (in Shares) at Jun. 30, 2023						270,297
Balance at Dec. 31, 2022							$ 45,844	45,844	$ (39,492)	(39,492)	$ (100)	(100)	$ 6,252	6,252
Balance (in Shares) at Dec. 31, 2022					140,460	140,640
Stock-based compensation expense								4,145						4,145
Release of restricted stock units
Release of restricted stock units (in Shares)						7,650
Issuance of common stock and warrants, net of issuance costs								4,808						4,808
Issuance of common stock and warrants, net of issuance costs (in Shares)						125,000
Issuance of common stock, net of issuance costs								495						495
Issuance of common stock, net of issuance costs (in Shares)						29,013
Common stock issued for services								289						289
Common stock issued for services (in Shares)						12,364
Issuance of common stock upon exercise of warrants								258						258
Issuance of common stock upon exercise of warrants (in Shares)						10,250
Warrants issued in connection with convertible debt								58						58
Shares issued for reverse stock split
Shares issued for reverse stock split (in Shares)						303
Other comprehensive income (loss)												54		54
Net loss										(15,581)				(15,581)
Balance at Dec. 31, 2023								55,897		(55,073)		(46)		778
Balance (in Shares) at Dec. 31, 2023						325,039
Balance at Mar. 31, 2023								46,884		(44,322)		(88)		2,474
Balance (in Shares) at Mar. 31, 2023						140,641
Stock-based compensation expense								1,054						1,054
Release of restricted stock units
Release of restricted stock units (in Shares)						4,656
Issuance of common stock and warrants, net of issuance costs								1,644						1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)						125,000
Other comprehensive income (loss)												16		16
Net loss										(4,285)				(4,285)
Balance at Jun. 30, 2023								49,582		(48,607)		(72)		903
Balance (in Shares) at Jun. 30, 2023						270,297
Balance at Dec. 31, 2023								55,897		(55,073)		(46)		778
Balance (in Shares) at Dec. 31, 2023						325,039
Stock-based compensation expense								2,052						2,052
Release of restricted stock units
Release of restricted stock units (in Shares)						7,135
Issuance of common stock, net of issuance costs								1,804						1,804
Issuance of common stock, net of issuance costs (in Shares)						140,430
Issuance of series A convertible preferred stock, net of issuance costs		$ 3,300						254						3,554
Issuance of series A convertible preferred stock, net of issuance costs (in Shares)		256,968
Common stock issued upon conversion of Series A preferred stock (in Shares)		(256,968)
Other comprehensive income (loss)												46		46
Net loss										(7,402)				(7,402)
Balance at Jun. 30, 2024		$ 3,300						60,007		(62,475)				832
Balance (in Shares) at Jun. 30, 2024		256,968				472,604
Balance at Mar. 31, 2024		$ 3,300						58,973		(58,649)				3,624
Balance (in Shares) at Mar. 31, 2024		256,968				465,872
Stock-based compensation expense								1,034						1,034
Release of restricted stock units
Release of restricted stock units (in Shares)						6,732
Net loss										(3,826)				(3,826)
Balance at Jun. 30, 2024		$ 3,300						$ 60,007		$ (62,475)				$ 832
Balance (in Shares) at Jun. 30, 2024		256,968				472,604